Commitments (Details 2) - USD ($)	Sep. 30, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 47,555	$ 47,203
2018	28,220	40,314
Total future minimum payments	$ 75,775	$ 87,517